                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                      Supplement dated April 1, 2005 to the
           Statement of Additional Information dated February 25, 2005


The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005


The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                          PREMIER TAX-EXEMPT PORTFOLIO

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005


The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                             INSTITUTIONAL CLASS OF

                          AIM TREASURER'S SERIES TRUST

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                                       1